Stock Incentive Plans (Tables)	12 Months Ended
Dec. 31, 2022
Stock Incentive Plans [Abstract]
Schedule of stock options outstanding and exercisable
	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value (in Thousands)
Outstanding, December 31, 2020	28,772,180	$2.38
Granted	6,303,953	7.22
Exercised	(2,590,780)	0.96
Forfeited or cancelled	(2,123,948)	3.13
Outstanding, December 31, 2021	30,361,405	3.45
Granted	391,619	6.17
Exercised	(3,595,706)	1.16		$22,534
Forfeited or cancelled	(1,736,893)	4.63
Outstanding, December 31, 2022	25,420,425	$3.74	6.32	$1,448
Exercisable, December 31, 2022	18,952,826	3.04	5.65	1,448

Schedule of weighted average calculated fair value of the options granted to employees
	Year Ended December 31,
	2022	2021
Dividend yield	0%	0%
Expected volatility	51%	42%
Expected term (years)	5.88	6.01
Risk free interest rate	2.58%	1.14%
Year Ended December 31, 2022
Dividend yield	0%
Expected volatility	77%
Expected term (years)	0.52
Risk free interest rate	4.53%

Schedule of restricted stock unit activity
	Number of Shares	Weighted Average Grant Date Fair Value
Outstanding, December 31, 2021	—	$—
Granted	20,416,417	4.26
Vested	(2,515,851)	4.99
Forfeited	(1,184,183)	4.46
Outstanding, December 31, 2022	16,716,383	$4.14

Schedule of assumptions under the monte carlo simulation model and the calculated fair value of the market-based RSUs granted to employees
Year Ended December 31, 2022
Expected volatility	52%
Expected term (years)	4
Drift rate	2.9%

Schedule of operations and comprehensive loss
	Year Ended December 31,
	2022	2021
Cost of revenue	$99	$—
Sales and marketing	2,794	509
Research and development	13,986	4,434
General and administrative	11,913	1,379
Total	$28,792	$6,322